Submission	Jul. 13, 2026
Submission [Line Items]
Central Index Key	0002098395
Registrant Name	IMC Rare Earths Ltd
Registration File Number	333-297175
Form Type	F-1
Submission Type	F-1/A
Fee Exhibit Type	EX-FILING FEES